Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (2,238,593)	$ (1,523,944)	$ 3,567,445	$ 2,489,829
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Expensed issuance costs on issuance of subscription warrants		319,000
Interest and dividends earned on investments held in Trust Account	(160)	(12,914)	(5,012)	(20,329)
Excess of fair value of Private Warrants	631,197
Interest expense – amortization of debt discount		99,543
Change in fair value of warrant liability	1,132,164	(2,793,557)	(3,897,673)	(6,575,140)
Warrant transaction costs	24,973
Stock compensation expense	424,440			157,140
Loss on issuance of subscription warrants		2,838,176		10,384,500
Changes in operating assets and liabilities:
Prepaid expenses	(660,695)	3,863	146,522	656,832
Due from related party				(15,000)
Other payable – related party	364,880
Accounts payable		187,561		47,720
Accrued costs and expenses	958,292	399,579	(877,257)	969,370
Franchise tax payable		47,981		197,200
Due to related party	5,806	1,088	10,445	10,044
Net cash used in operating activities	642,304	(433,624)	(1,055,530)	(2,082,334)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for payment to redeeming stockholders		152,451,819
Cash deposited to Trust Account for extension contribution		(720,000)
Investments held in Trust	(203,262,500)
Net cash provided by investing activities	(203,262,500)	151,731,819
Cash Flows from Financing Activities:
Proceeds from Note Agreements payable		2,870,000
Payment to redeeming stockholders		(152,451,819)
Payment of issuance costs		(32,000)
Proceeds from sale of common stock to initial stockholders	25,000
Proceeds from sale of Units, net of cash underwriting fee	197,225,000
Proceeds from issuance of Private Warrants	9,000,000
Proceeds from promissory note – related party	228,758
Payment of promissory note – related party			(228,758)	(228,758)
Payment of other payable – related party			(364,880)	(364,880)
Offering costs paid	(761,606)			(25,749)
Net cash used in financing activities	205,717,152	(149,613,819)	(593,638)	(619,387)
Net change in cash	3,096,956	1,684,376	(1,649,168)	(2,701,721)
Cash – beginning of period		395,235	3,096,956	3,096,956
Cash – end of period	3,096,956	2,079,611	1,447,788	395,235
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of common stock subject to redemption to redemption amount	32,194,711	$ 21,347
Deferred underwriting fee payable	$ 7,043,750